Schedule of Activity in Deferred Revenue (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Deferred revenue, beginning of period	¥ 764,933	¥ 399,413
Deferred revenue, end of period	912,301	764,933
Revenue recognized in the period from amounts included in deferred revenue at the beginning of period	¥ 222,849	¥ 93,870